Subsequent events (Details) $ in Thousands			12 Months Ended
	Apr. 13, 2023 facility	Apr. 10, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Subsequent Events
Payment of purchase price | $			$ 133,983	$ 37,820
Subsequent events
Subsequent Events
Number of dispensaries for which the license was not renewed | facility	2
Number of dispensaries in the state of New Jersey | facility	3
Required waiting period after appeal	2 days
Subsequent events | Deseret Wellness LLC
Subsequent Events
Payment of purchase price | $		$ 20,000
Number of days after the company's annual financial statements are issued the pricing of SVS is determined (in days)		10 days